CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended				6 Months Ended				12 Months Ended
	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2015		Jun. 30, 2014		Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net Income	$ 10,864		$ 30,629		$ 35,394		$ 70,684		$ 111,671		$ 78,038		$ 58,872
Other comprehensive (loss) gain, net of tax:
Foreign currency translation (loss) gain	4,198	[1]	2,308	[1]	1,792	[1]	3,065	[1]	(6,272)	[2]	2,367	[2]	1,487	[2]
Total other comprehensive (loss) gain, net of tax	4,198		2,308		1,792		3,065		(6,272)		2,367		1,487
Comprehensive Income	$ 15,062		$ 32,937		$ 37,186		$ 73,749		$ 105,399		$ 80,405		$ 60,359

[1]	Net of tax provision of $2,419 and $1,293 for the three months ended June 30, 2015 and 2014, respectively, and $1,229 and $1,716 for the six months ended June 30, 2015 and 2014, respectively.
[2]	Net of tax benefit (provision) of $4,011, $(1,322) and $(836) for the years ended December 31, 2014, 2013 and 2012, respectively.